Note 7: Research and Development Expenses (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	18 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2013	Jun. 30, 2013	Mar. 31, 2013
Details
Research and development	$ 4,819	$ 4,819	$ 27,537	$ 27,537	$ 33,705